Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) Item	Dec. 31, 2017 USD ($) Item	Dec. 31, 2016 CNY (¥) Item	Dec. 31, 2015 CNY (¥) Item Investment	Dec. 31, 2017 USD ($)
Investment [Line Items]
Time deposits and constructive notes	¥ 1,395,694		¥ 361,499		$ 214,514
Impairment loss of cost method investments	268,432	$ 41,258	129,616	¥ 6,031
Dividends received from a cost method investee	58,741	9,028	123	700
Gain on disposal of cost method investments	947,069	145,561	721	0
Consideration paid for equity method investments	54,516	8,379	6,542	107,131
Aggregate consideration for equity method investments	14,516		3,277		2,231
(Losses) gains from equity method investments	495	76	(11,363)	(12,144)
Impairment loss of equity method investments	0	0	11,453	2,806
Available for sale equity security, impairment loss	6,594	1,013	0	25,891
Beijing OrionStar
Investment [Line Items]
Investment in cost method investment	403,400				62,000
Musical.ly [Member]
Investment [Line Items]
Gain on disposal of cost method investments	797,607	$ 122,590
Third party mobile app developer
Investment [Line Items]
Investment in cost method investment			¥ 130,432	¥ 171,531
Cost method investment ownership percentage			2.80%	2.80%
Third party mobile technique provider
Investment [Line Items]
Investment in cost method investment			¥ 80,000
Cost method investment ownership percentage			4.60%
12 internet companies
Investment [Line Items]
Investment in cost method investment			¥ 94,133
Number of equity interests acquired | Item			12
Third party mobile advertising software provider
Investment [Line Items]
Investment in cost method investment				¥ 122,896
Cost method investment ownership percentage				9.60%
Third party e-commerce company
Investment [Line Items]
Investment in cost method investment				¥ 107,452
Cost method investment ownership percentage				35.00%
Eleven internet companies
Investment [Line Items]
Investment in cost method investment				¥ 72,800
Number of equity interests acquired | Item				11
Dianjing
Investment [Line Items]
Consideration paid for equity method investments				¥ 45,000
Equity interest ownership percentage				51.73%
Eight internet companies
Investment [Line Items]
Investment in cost method investment	¥ 65,130				10,010
Number of equity interests acquired | Item	8	8
Number of investments | Investment				8
Three limited partnerships
Investment [Line Items]
Number of investments | Investment				3
Eight internet companies and three limited partnerships
Investment [Line Items]
Consideration paid for equity method investments				¥ 65,317
Eight internet companies and three limited partnerships | Minimum [Member]
Investment [Line Items]
Equity interest ownership percentage				5.00%
Eight internet companies and three limited partnerships | Maximum [Member]
Investment [Line Items]
Equity interest ownership percentage				50.00%
Bytedance Ltd.
Investment [Line Items]
Investment in cost method investment	¥ 329,710				50,000
Artificial Intelligence Technologies | Preferred Stock [Member]
Investment [Line Items]
Investment in cost method investment	¥ 264,768				$ 40,694
Cost method investment ownership percentage	29.55%				29.55%
Ziniu Fund L.P.
Investment [Line Items]
Consideration paid for equity method investments	¥ 40,000	$ 6,148
Short-term Investments [Member]
Investment [Line Items]
Interest income, net	16,929	2,602	¥ 6,563	¥ 9,877
Realized gain (loss) on disposal of available-for-sale equity securities	0	0	30,625	13,626
Deemed disposal gain on equity method investments	6,276	$ 965	0	30,857
Short-term Investments [Member] | Other Income [Member]
Investment [Line Items]
Realized gain (loss) on disposal of available-for-sale equity securities	0		0	(202)
Impairment of investment	¥ 0		¥ 0	¥ 0